NOTE 19 - Cost of Revenues: Schedule of Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wage and salaries
Cost of Revenue	$ 3,327	$ 2,312
Share based compensation
Cost of Revenue	40	110
Materials
Cost of Revenue	1,265	967
Subcontractors
Cost of Revenue	7,885	6,864
Depreciation and amortization
Cost of Revenue	765	518
Exporting
Cost of Revenue	363	100
Office maintenance, communication and Travel
Cost of Revenue	387	375
Cost of Revenue	$ 14,032	$ 11,246